RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
RESTRICTED CASH
RESTRICTED CASH

5.RESTRICTED CASH

Restricted cash represented security deposits for bank acceptance bills and the proceeds from specialized bank borrowings for hospital construction. Balance of current restricted cash was RMB32,280 and RMB20,758 (US$2,844) as of December 31, 2023 and 2024, respectively.